Segments and Related Information - Summarized financial information for the Company's reportable segments (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2022 USD ($)	Jul. 03, 2021 USD ($)	Jul. 02, 2022 USD ($) segment	Jul. 03, 2021 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Segments and Related Information
Number of operating segments | segment			2		2
Number of reportable segments | segment			2		2
Revenues	$ 184,222	$ 130,609	$ 332,383	$ 249,722	$ 612,241	$ 656,524
Total assets	695,109		695,109		671,759	640,868
Capital Expenditures			12,056	1,731
Amortization and Depreciation	14,794	13,023	29,560	25,645
Telecom
Segments and Related Information
Revenues	175,173	117,959	307,837	224,439	498,221	587,614
Total assets					570,750	$ 579,147
Renewables and Recovery Logistics
Segments and Related Information
Revenues	9,049	12,650	24,546	25,283
Operating Segments | Telecom
Segments and Related Information
Total assets	615,135		615,135		570,750
Capital Expenditures			10,692	682
Amortization and Depreciation	11,705	9,742	23,366	19,562
Operating Segments | Renewables and Recovery Logistics
Segments and Related Information
Total assets	81,541		81,541		90,638
Capital Expenditures			854	179
Amortization and Depreciation	2,885	3,037	5,780	5,604
Corporate
Segments and Related Information
Total assets	(1,567)		(1,567)		$ 10,371
Capital Expenditures			510	870
Amortization and Depreciation	$ 204	$ 244	$ 414	$ 479